UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2026

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a)

RACWI US ETF Ticker: RAUS Listed on: The Nasdaq Stock Market, LLC	June 30, 2026 Annual Shareholder Report https://rafietfs.com/raus-etf/

This annual shareholder report contains important information about the RACWI US ETF (the “Fund”) for the period of September 11, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://rafietfs.com/raus-etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD?* (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$0	0.00%
* The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.15% to 0.00% of the Fund’s average daily net assets until October 31, 2026 unless terminated sooner by the Fund’s Board of Trustees.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (9/11/2025)
RACWI US ETF - NAV	16.37%
Research Affiliates Cap Weighted U.S. Index	16.38%
Solactive GBS United States Large & Mid Cap USD Index	14.52%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://rafietfs.com/raus-etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the reporting period ended June 30, 2026, the Fund generated a positive absolute return as markets appreciated, outperforming its benchmark, the Solactive GBS United States Large & Mid Cap Index. During the Period, U.S. equity market leadership broadened beyond a narrow group of large-cap growth stocks, particularly those trading at elevated valuations. The Fund benefited from this shift, as its fundamentals-driven constituent selection process resulted in lower exposure to many of these highly valued companies.

Annual Shareholder Report: June 30, 2026

RACWI US ETF Ticker: RAUS Listed on: The Nasdaq Stock Market, LLC	June 30, 2026 Annual Shareholder Report https://rafietfs.com/raus-etf/

Outperformance was driven primarily by the Fund’s fundamentals-driven selection methodology, particularly within the Technology sector. Additional contributions came from several other sectors, including Communications, Consumer Cyclical, Healthcare, and Financials. As investors became more selective toward companies with elevated valuations, market performance broadened, benefiting companies with stronger underlying fundamentals and more reasonable valuations. The Fund's methodology was well positioned for this shift in market leadership. Modest underperformance arose from holdings within the Industrials, Consumer Non-Cyclical, and Utilities sectors.

KEY FUND STATISTICS (as of Period End)
Net Assets	$55,105,085	Fund Advisory Fees	$39,293
# of Portfolio Holdings	518	Fees Waived and/or Expenses Reimbursed	$(39,293)
Portfolio Turnover Rate*	2%	Net Fund Advisory Fees Paid	$0
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	37.0%
Financials	11.9%
Communication Services	9.8%
Consumer Discretionary	9.6%
Health Care	8.9%
Industrials	8.6%
Consumer Staples	4.7%
Energy	3.2%
Utilities	2.2%
Materials	2.0%
Real Estate	1.7%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.5%
Apple, Inc.	6.7%
Alphabet, Inc. - Class A	6.0%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.8%
Tesla, Inc.	2.2%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc. - Class A	2.0%
Eli Lilly & Co.	1.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rafietfs.com/raus-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2026

Research Affiliates Deletions ETF Ticker: NIXT Listed on: The Nasdaq Stock Market LLC	June 30, 2026 Annual Shareholder Report https://rafietfs.com/nixt-etf/

This annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://rafietfs.com/nixt-etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$19	0.16%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
	One Year	Since Inception (9/9/2024)
Research Affiliates Deletions ETF - NAV	34.81%	18.11%
Research Affiliates Deletions Index	34.93%	18.15%
Solactive GBS United States All Cap Index	23.05%	21.02%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://rafietfs.com/nixt-etf/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the 12-month period ended June 30, 2026, the Fund generated a positive absolute return as markets appreciated, outperforming its benchmark, the Solactive GBS United States All Cap Index. During the reporting period, U.S. equity market leadership broadened beyond a narrow group of large-cap growth stocks, resulting in stronger performance from value-oriented and smaller-cap companies. This shift benefited the NIXT strategy, which systematically targets companies recently deleted from traditional large- and mid-cap indices. These deleted companies are typically smaller-cap value stocks, a segment that outperformed over the period.

The Fund's outperformance was driven primarily by its exposure to smaller-cap value stocks, which benefited as investors broadened their focus beyond the narrow group of mega-cap technology companies that had led the market in prior years. As investor interest expanded to a wider range of companies, many smaller-cap stocks, particularly those trading at attractive valuations following extended periods of underperformance, experienced strong gains. Relative detractors to performance arose from the Fund's holdings within the Industrials sector, as well as a collection of large technology names held within the benchmark and excluded from the Fund.
Semi-Annual Shareholder Report: June 30, 2026

Research Affiliates Deletions ETF Ticker: NIXT Listed on: The Nasdaq Stock Market LLC	June 30, 2026 Annual Shareholder Report https://rafietfs.com/nixt-etf/

KEY FUND STATISTICS (as of Period End)
Net Assets	$39,177,612	Fund Advisory Fees	$137,412
# of Portfolio Holdings	209	Fees Waived and/or Expenses Reimbursed	$(82,192)
Portfolio Turnover Rate*	59%	Net Fund Advisory Fees Paid	$55,220
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	20.6%
Information Technology	19.1%
Health Care	18.4%
Industrials	9.4%
Consumer Staples	7.7%
Communication Services	6.8%
Financials	6.1%
Real Estate	5.3%
Materials	4.9%
Energy	1.2%
Utilities	0.4%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Okta, Inc.	0.9%
Tenable Holdings, Inc.	0.8%
Maravai LifeSciences Holdings, Inc. - Class A	0.8%
Integra LifeSciences Holdings Corp.	0.8%
Insight Enterprises, Inc.	0.8%
Qualys, Inc.	0.7%
Moderna, Inc.	0.7%
Newell Brands, Inc.	0.7%
Enphase Energy, Inc.	0.7%
Iridium Communications, Inc.	0.7%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://rafietfs.com/nixt-etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2026

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	RAUS	NIXT
	FYE 06/30/2026	FYE 06/30/2026	FYE 06/30/2025
(a) Audit Fees	$7,250	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$1,750	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 98.0%
Communication Services - 9.8%
Advertising - 0.0% (a)
Omnicom Group, Inc.	283	$20,611

Alternative Carriers - 0.0% (a)
Liberty Global Ltd. - Class A (b)	291	3,309
Lumen Technologies, Inc. (b)	846	6,497
		9,806
Broadcasting - 0.0% (a)
Fox Corp. - Class A	282	14,709
Nexstar Media Group, Inc.	20	3,572
Paramount Skydance Corp.	470	4,634
		22,915
Cable & Satellite - 0.1%
Charter Communications, Inc. - Class A (b)	58	8,248
EchoStar Corp. - Class A (b)	94	9,541
Sirius XM Holdings, Inc.	188	5,554
		23,343
Integrated Telecommunication Services - 0.6%
AT&T, Inc.	6,298	130,369
Comcast Corp. - Class A	3,135	76,964
Verizon Communications, Inc.	3,384	143,278
		350,611
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	227	46,544

Interactive Media & Services - 8.0%
Alphabet, Inc. - Class A	9,258	3,308,531
Meta Platforms, Inc. - Class A	1,920	1,081,517
		4,390,048
Movies & Entertainment - 0.9%
Netflix, Inc. (b)	3,691	263,537
Walt Disney Co.	1,598	153,808
Warner Bros Discovery, Inc. (b)	1,974	52,627
		469,972
Publishing - 0.0% (a)
News Corp. - Class A	470	11,670

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	400	67,092
Total Communication Services		5,412,612

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Consumer Discretionary - 9.6%
Apparel Retail - 0.4%
Gap, Inc.	188	$3,512
Ross Stores, Inc.	282	60,024
TJX Cos., Inc.	969	146,803
		210,339
Apparel, Accessories & Luxury Goods - 0.1%
PVH Corp.	94	6,980
Ralph Lauren Corp.	28	11,240
Tapestry, Inc.	188	27,519
VF Corp.	376	6,272
		52,011
Automobile Manufacturers - 2.5%
Ford Motor Co.	3,384	47,038
General Motors Co.	846	65,210
Rivian Automotive, Inc. - Class A (b)	658	11,416
Tesla, Inc. (b)	2,936	1,234,881
Thor Industries, Inc.	17	1,278
		1,359,823
Automotive Parts & Equipment - 0.0% (a)
Aptiv PLC (b)	168	10,312
BorgWarner, Inc.	188	12,483
Lear Corp.	19	2,547
Versigent PLC (b)	51	2,143
		27,485
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	94	5,849
AutoNation, Inc. (b)	12	2,229
CarMax, Inc. (b)	94	4,972
Group 1 Automotive, Inc.	8	2,329
Lithia Motors, Inc.	9	2,614
O'Reilly Automotive, Inc. (b)	752	69,252
Penske Automotive Group, Inc.	7	1,253
		88,498
Broadline Retail - 3.8%
Amazon.com, Inc. (b)	8,610	2,052,107
Dillard's, Inc. - Class A	2	1,057
eBay, Inc.	376	42,018
Kohl's Corp.	94	1,666
Macy's, Inc.	188	4,427
		2,101,275
Casinos & Gaming - 0.1%
Flutter Entertainment PLC (b)	139	14,202
Las Vegas Sands Corp.	282	13,025

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
MGM Resorts International (b)	188	$8,988
		36,215
Computer & Electronics Retail - 0.0% (a)
Best Buy Co., Inc.	188	14,265

Distributors - 0.0% (a)
Genuine Parts Co.	94	11,090
LKQ Corp.	188	4,950
		16,040
Footwear - 0.1%
NIKE, Inc. - Class B	1,034	42,446

Home Furnishings - 0.0% (a)
Mohawk Industries, Inc. (b)	19	2,305

Home Improvement Retail - 0.7%
Home Depot, Inc.	875	308,595
Lowe's Cos., Inc.	486	107,158
		415,753
Homebuilding - 0.2%
DR Horton, Inc.	212	34,531
Lennar Corp. - Class A	188	17,012
NVR, Inc. (b)	2	13,627
PulteGroup, Inc.	188	25,795
Taylor Morrison Home Corp. (b)	68	4,878
Toll Brothers, Inc.	94	15,487
		111,330
Hotels, Resorts & Cruise Lines - 0.6%
Airbnb, Inc. - Class A (b)	318	45,506
Booking Holdings, Inc.	680	121,203
Expedia Group, Inc.	94	24,053
Hilton Worldwide Holdings, Inc.	200	66,092
Marriott International, Inc. - Class A	188	69,671
		326,525
Household Appliances - 0.0% (a)
Whirlpool Corp.	94	3,705

Housewares & Specialties - 0.0% (a)
Newell Brands, Inc.	376	2,309

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Other Specialty Retail - 0.1%
Dick's Sporting Goods, Inc.	73	$16,557
Tractor Supply Co.	470	14,857
		31,414
Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (b)	1,222	41,548
Darden Restaurants, Inc.	94	19,365
DoorDash, Inc. - Class A (b)	306	56,466
McDonald's Corp.	615	166,241
Starbucks Corp.	984	100,555
Yum! Brands, Inc.	237	37,887
		422,062
Tires & Rubber - 0.0% (a)
Goodyear Tire & Rubber Co. (b)	188	1,241
Total Consumer Discretionary		5,265,041

Consumer Staples - 4.7%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	376	28,727
Bunge Global SA	203	21,666
		50,393
Brewers - 0.0% (a)
Molson Coors Beverage Co. - Class B	188	7,324

Consumer Staples Merchandise Retail - 1.6%
Costco Wholesale Corp.	396	370,446
Dollar General Corp.	188	21,641
Dollar Tree, Inc. (b)	188	22,738
Target Corp.	416	54,334
Walmart, Inc.	3,803	430,728
		899,887
Distillers & Vintners - 0.0% (a)
Constellation Brands, Inc. - Class A	122	16,969

Food Distributors - 0.1%
Performance Food Group Co. (b)	94	10,508
Sysco Corp.	470	39,283
US Foods Holding Corp. (b)	188	19,223
		69,014
Food Retail - 0.1%
Albertsons Cos., Inc. - Class A	282	3,815
Casey's General Stores, Inc.	26	20,665
Kroger Co.	564	31,319
		55,799

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Household Products - 0.8%
Church & Dwight Co., Inc.	188	$18,213
Colgate-Palmolive Co.	752	68,943
Kimberly-Clark Corp.	282	30,955
Procter & Gamble Co.	2,068	303,252
		421,363
Packaged Foods & Meats - 0.3%
Campbell's Co.	188	4,187
Conagra Brands, Inc.	376	5,061
General Mills, Inc.	470	16,356
Hershey Co.	122	21,405
Hormel Foods Corp.	282	6,999
J M Smucker Co.	94	10,575
Kraft Heinz Co.	752	17,762
McCormick & Co., Inc.	188	9,479
Mondelez International, Inc. - Class A	1,128	65,244
Pilgrim's Pride Corp.	30	843
Smithfield Foods, Inc.	32	776
Tyson Foods, Inc. - Class A	282	16,145
		174,832
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	188	14,843
Kenvue, Inc.	1,692	32,334
		47,177
Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	3,102	252,099
Keurig Dr Pepper, Inc.	1,034	33,843
Monster Beverage Corp. (b)	564	54,212
PepsiCo, Inc.	1,222	165,459
		505,613
Tobacco - 0.7%
Altria Group, Inc.	1,504	108,213
Philip Morris International, Inc.	1,363	246,580
		354,793
Total Consumer Staples		2,603,164

Energy - 3.2%
Integrated Oil & Gas - 1.5%
Chevron Corp.	1,648	273,173
Exxon Mobil Corp.	3,697	505,454
Occidental Petroleum Corp.	564	27,393
		806,020
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	846	46,953

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Halliburton Co.	658	$22,339
SLB Ltd.	1,222	56,811
		126,103
Oil & Gas Exploration & Production - 0.6%
Antero Resources Corp. (b)	282	9,909
APA Corp.	282	9,185
Chord Energy Corp.	40	4,572
ConocoPhillips	1,070	111,237
Devon Energy Corp.	1,016	41,981
Diamondback Energy, Inc.	188	33,047
EOG Resources, Inc.	470	60,973
EQT Corp.	564	29,988
Expand Energy Corp.	188	17,144
Ovintiv, Inc.	188	9,898
		327,934
Oil & Gas Refining & Marketing - 0.4%
HF Sinclair Corp.	94	6,547
Marathon Petroleum Corp.	282	72,099
PBF Energy, Inc. - Class A	94	4,279
Phillips 66	376	63,563
Valero Energy Corp.	282	73,444
World Kinect Corp.	94	3,096
		223,028
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	188	44,934
Kinder Morgan, Inc.	1,692	54,093
ONEOK, Inc.	564	49,034
Targa Resources Corp.	188	50,410
Williams Cos., Inc.	1,034	76,868
		275,339
Total Energy		1,758,424

Financials - 11.9%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	65	29,819
Bank of New York Mellon Corp.	594	85,898
Blackrock, Inc.	120	115,387
Blackstone, Inc.	622	73,191
Carlyle Group, Inc.	188	7,917
Franklin Resources, Inc.	282	9,382
Invesco Ltd.	376	9,922
KKR & Co., Inc.	606	55,619
Northern Trust Corp.	188	32,682
State Street Corp.	220	37,312

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
T Rowe Price Group, Inc.	188	$21,374
		478,503
Commercial & Residential Mortgage Finance - 0.0% (a)
Rocket Cos., Inc. - Class A (b)	815	12,836

Consumer Finance - 0.5%
Ally Financial, Inc.	282	12,958
American Express Co.	417	141,050
Capital One Financial Corp.	527	105,727
OneMain Holdings, Inc.	94	5,731
Synchrony Financial	299	22,739
		288,205
Diversified Banks - 3.2%
Bank of America Corp.	5,902	336,296
Citigroup, Inc.	1,598	223,656
Fifth Third Bancorp	854	48,140
First Citizens BancShares, Inc. - Class A	6	12,485
JPMorgan Chase & Co.	2,330	762,679
KeyCorp	940	21,667
PNC Financial Services Group, Inc.	332	81,745
US Bancorp	1,316	79,486
Wells Fargo & Co.	2,753	227,508
		1,793,662
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	376	44,485
Corebridge Financial, Inc.	188	5,382
		49,867
Financial Exchanges & Data - 0.6%
CME Group, Inc.	313	69,120
Coinbase Global, Inc. - Class A (b)	190	27,776
Intercontinental Exchange, Inc.	501	61,678
Moody's Corp.	124	56,162
Nasdaq, Inc.	532	41,932
S&P Global, Inc.	244	99,372
		356,040
Insurance Brokers - 0.4%
Aon PLC - Class A	188	62,358
Arthur J Gallagher & Co.	203	46,602
Marsh & McLennan Cos., Inc.	422	70,335
Willis Towers Watson PLC	94	24,569
		203,864
Investment Banking & Brokerage - 1.2%
Charles Schwab Corp.	1,458	134,530
Goldman Sachs Group, Inc.	266	269,025

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Jefferies Financial Group, Inc.	94	$4,698
Morgan Stanley	1,059	221,373
Raymond James Financial, Inc.	143	21,740
		651,366
Life & Health Insurance - 0.3%
Aflac, Inc.	402	47,134
Lincoln National Corp.	188	6,646
MetLife, Inc.	470	39,767
Principal Financial Group, Inc.	188	20,263
Prudential Financial, Inc.	282	30,436
Unum Group	188	16,807
		161,053
Multi-Sector Holdings - 1.5%
Berkshire Hathaway, Inc. - Class B (b)	1,628	814,635

Property & Casualty Insurance - 1.0%
Allstate Corp.	207	49,254
American Financial Group, Inc.	94	13,154
American International Group, Inc.	471	35,104
Arch Capital Group Ltd. (b)	300	29,118
Chubb Ltd.	316	107,674
Cincinnati Financial Corp.	115	21,291
CNA Financial Corp.	8	389
Fidelity National Financial, Inc.	188	8,866
First American Financial Corp.	94	6,447
Hartford Insurance Group, Inc.	234	31,010
Loews Corp.	188	21,283
Markel Group, Inc. (b)	12	23,436
Old Republic International Corp.	188	7,693
Progressive Corp.	510	111,410
Travelers Cos., Inc.	188	62,063
W R Berkley Corp.	282	19,889
		548,081
Regional Banks - 0.3%
Citizens Financial Group, Inc.	376	26,346
Huntington Bancshares, Inc.	1,758	31,169
M&T Bank Corp.	136	32,369
Regions Financial Corp.	752	22,711
Truist Financial Corp.	1,128	56,197
Zions Bancorp NA	94	6,504
		175,296
Reinsurance - 0.0% (a)
Everest Group Ltd.	29	10,360

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Reinsurance Group of America, Inc.	40	$8,506
		18,866
Transaction & Payment Processing Services - 1.9%
Block, Inc. (b)	470	35,720
Corpay, Inc. (b)	76	25,329
Fidelity National Information Services, Inc.	470	18,274
Fiserv, Inc. (b)	470	23,053
Global Payments, Inc.	188	13,641
Mastercard, Inc. - Class A	725	372,360
PayPal Holdings, Inc.	846	36,530
Visa, Inc. - Class A	1,462	501,598
		1,026,505
Total Financials		6,578,779

Health Care - 8.9%
Biotechnology - 1.7%
AbbVie, Inc.	1,544	388,532
Amgen, Inc.	470	170,196
Biogen, Inc. (b)	112	24,199
Gilead Sciences, Inc.	1,081	136,574
Incyte Corp. (b)	94	10,656
Moderna, Inc. (b)	282	19,748
Regeneron Pharmaceuticals, Inc.	94	58,613
Vertex Pharmaceuticals, Inc. (b)	221	109,777
		918,295
Health Care Distributors - 0.4%
Cardinal Health, Inc.	213	50,600
Cencora, Inc.	190	53,766
Henry Schein, Inc. (b)	94	7,851
McKesson Corp.	116	87,650
		199,867
Health Care Equipment - 1.2%
Abbott Laboratories	1,504	136,473
Baxter International, Inc.	470	10,020
Becton Dickinson & Co.	230	34,806
Boston Scientific Corp. (b)	1,316	56,167
Edwards Lifesciences Corp. (b)	470	42,516
GE HealthCare Technologies, Inc.	376	24,068
Intuitive Surgical, Inc. (b)	302	120,099
Medtronic PLC	1,129	88,322
STERIS PLC	94	19,793
Stryker Corp.	326	102,638
Zimmer Biomet Holdings, Inc.	188	16,185
		651,087

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	126	$49,126
Tenet Healthcare Corp. (b)	62	11,599
Universal Health Services, Inc. - Class B	42	6,245
		66,970
Health Care Services - 0.4%
Cigna Group	225	62,028
CVS Health Corp.	1,128	116,692
DaVita, Inc. (b)	14	3,115
Labcorp Holdings, Inc.	59	16,520
Quest Diagnostics, Inc.	94	19,923
		218,278
Health Care Supplies - 0.0% (a)
Align Technology, Inc. (b)	49	8,264
Solventum Corp. (b)	94	7,252
		15,516
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	282	37,458
Danaher Corp.	581	110,669
ICON PLC (b)	54	9,380
Illumina, Inc. (b)	122	21,451
IQVIA Holdings, Inc. (b)	133	25,698
Thermo Fisher Scientific, Inc.	324	162,441
		367,097
Managed Health Care - 0.8%
Centene Corp. (b)	470	30,169
Elevance Health, Inc.	197	76,186
Humana, Inc.	94	37,339
Molina Healthcare, Inc. (b)	22	5,031
UnitedHealth Group, Inc.	785	326,270
		474,995
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	1,786	102,909
Eli Lilly & Co.	752	901,971
Johnson & Johnson	2,116	537,401
Merck & Co., Inc.	2,182	280,387
Pfizer, Inc.	4,982	119,967
Viatris, Inc.	1,034	16,420
Zoetis, Inc.	329	23,642
		1,982,697
Total Health Care		4,894,802

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Industrials - 8.6%
Aerospace & Defense - 2.3%
Boeing Co. (b)	711	$153,910
General Dynamics Corp.	199	70,494
General Electric Co.	881	329,256
Honeywell Aerospace, Inc. (b)	282	62,345
Howmet Aerospace, Inc.	337	90,606
Huntington Ingalls Industries, Inc.	29	8,117
L3Harris Technologies, Inc.	179	52,016
Lockheed Martin Corp.	205	104,439
Northrop Grumman Corp.	129	65,701
RTX Corp.	1,155	219,138
Textron, Inc.	188	17,245
TransDigm Group, Inc.	53	70,598
		1,243,865
Agricultural & Farm Machinery - 0.3%
AGCO Corp.	42	5,027
CNH Industrial NV	752	8,445
Deere & Co.	211	133,844
		147,316
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	94	17,704
Expeditors International of Washington, Inc.	94	15,320
FedEx Corp.	188	58,868
United Parcel Service, Inc. - Class B	658	70,735
		162,627
Building Products - 0.5%
Builders FirstSource, Inc. (b)	94	8,411
Carlisle Cos., Inc.	24	8,706
Carrier Global Corp.	752	55,159
Johnson Controls International PLC	564	82,406
Masco Corp.	188	15,298
Owens Corning	94	14,942
Trane Technologies PLC	193	94,794
		279,716
Cargo Ground Transportation - 0.1%
Fedex Freight Holding Co., Inc. (b)	94	14,194
JB Hunt Transport Services, Inc.	54	15,629
Knight-Swift Transportation Holdings, Inc.	94	7,320
Old Dominion Freight Line, Inc.	188	40,721
Ryder System, Inc.	14	3,692
		81,556
Construction & Engineering - 0.2%
AECOM	94	6,561

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
EMCOR Group, Inc.	31	$25,726
Quanta Services, Inc.	135	97,206
		129,493
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	407	433,414
Cummins, Inc.	128	91,291
PACCAR, Inc.	470	56,457
Westinghouse Air Brake Technologies Corp.	135	36,396
		617,558
Data Processing & Outsourced Services - 0.0% (a)
SS&C Technologies Holdings, Inc.	188	11,665

Diversified Support Services - 0.1%
Cintas Corp.	304	51,704

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	188	45,485
Eaton Corp. PLC	330	140,620
Emerson Electric Co.	497	71,145
Rockwell Automation, Inc.	94	46,537
		303,787
Environmental & Facilities Services - 0.2%
Republic Services, Inc.	188	40,059
Waste Management, Inc.	387	86,255
		126,314
Heavy Electrical Equipment - 0.5%
GE Vernova, Inc.	242	284,316

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	340	76,143
ManpowerGroup, Inc.	18	608
Paychex, Inc.	282	27,729
Robert Half, Inc.	94	2,886
		107,366
Industrial Conglomerates - 0.3%
3M Co.	470	76,097
Honeywell International, Inc.	282	63,140
		139,237
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	116	26,017
Fortive Corp.	282	17,227
Illinois Tool Works, Inc.	232	62,749
Ingersoll Rand, Inc.	376	30,828
Otis Worldwide Corp.	376	26,922

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Parker-Hannifin Corp.	106	$103,681
Snap-on, Inc.	56	22,534
Stanley Black & Decker, Inc.	94	8,847
Xylem, Inc.	188	22,224
		321,029
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	188	17,608
Southwest Airlines Co.	94	4,834
United Airlines Holdings, Inc. (b)	94	12,783
		35,225
Passenger Ground Transportation - 0.2%
Avis Budget Group, Inc. (b)	6	887
Hertz Global Holdings, Inc. (b)	94	213
Uber Technologies, Inc. (b)	1,786	128,878
		129,978
Rail Transportation - 0.5%
CSX Corp.	1,692	80,421
Norfolk Southern Corp.	188	59,143
Union Pacific Corp.	506	137,632
		277,196
Research & Consulting Services - 0.0% (a)
Jacobs Solutions, Inc.	94	11,844
Leidos Holdings, Inc.	94	9,679
		21,523
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	133	19,389
Fastenal Co.	1,034	49,663
Ferguson Enterprises, Inc.	188	44,618
United Rentals, Inc.	57	64,574
WESCO International, Inc.	39	13,472
WW Grainger, Inc.	43	58,497
		250,213
Total Industrials		4,721,684

Information Technology - 37.0% (c)
Application Software - 1.0%
Adobe, Inc. (b)	376	77,087
Autodesk, Inc. (b)	188	36,551
Cadence Design Systems, Inc. (b)	254	95,331
Intuit, Inc.	226	58,986
Roper Technologies, Inc.	94	31,809
Salesforce, Inc.	792	124,075
Synopsys, Inc. (b)	182	81,185
Workday, Inc. - Class A (b)	188	23,015

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Zoom Communications, Inc. - Class A (b)	188	$16,226
		544,265
Communications Equipment - 1.1%
Arista Networks, Inc. (b)	905	153,742
Cisco Systems, Inc.	3,196	375,402
Motorola Solutions, Inc.	127	52,742
		581,886
Electronic Components - 0.7%
Amphenol Corp. - Class A	1,068	188,310
Corning, Inc.	694	177,268
		365,578
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (b)	136	47,609
Teledyne Technologies, Inc. (b)	52	34,679
		82,288
Electronic Manufacturing Services - 0.3%
Flex Ltd. (b)	376	60,938
Jabil, Inc.	94	36,235
TE Connectivity PLC	245	49,395
		146,568
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (b)	94	11,112
GoDaddy, Inc. - Class A (b)	114	9,676
Twilio, Inc. - Class A (b)	124	25,585
		46,373
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	564	70,184
Amdocs Ltd.	94	4,751
Cognizant Technology Solutions Corp. - Class A	470	18,203
DXC Technology Co. (b)	188	1,664
International Business Machines Corp.	855	240,435
		335,237
Semiconductor Materials & Equipment - 2.6%
Applied Materials, Inc.	698	504,654
KLA Corp.	1,196	360,845
Lam Research Corp.	1,085	470,163
Qnity Electronics, Inc.	154	25,150
Teradyne, Inc.	138	66,770
		1,427,582
Semiconductors - 16.5%
Advanced Micro Devices, Inc. (b)	1,443	838,253
Analog Devices, Inc.	419	166,414
Broadcom, Inc.	4,125	1,558,219
GLOBALFOUNDRIES, Inc.	94	7,747

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Intel Corp. (b)	3,716	$518,865
Marvell Technology, Inc.	752	224,013
Microchip Technology, Inc.	470	42,864
Micron Technology, Inc.	999	1,153,136
NVIDIA Corp.	20,659	4,133,659
ON Semiconductor Corp. (b)	376	35,547
Qorvo, Inc. (b)	94	8,767
QUALCOMM, Inc.	963	177,953
Skyworks Solutions, Inc.	188	12,746
Texas Instruments, Inc.	795	236,966
		9,115,149
Systems Software - 5.6%
Fortinet, Inc. (b)	564	86,642
Gen Digital, Inc.	470	11,698
Microsoft Corp.	6,560	2,447,011
Oracle Corp.	1,505	220,558
Palo Alto Networks, Inc. (b)	698	238,032
ServiceNow, Inc. (b)	940	93,323
		3,097,264
Technology Distributors - 0.1%
Arrow Electronics, Inc. (b)	18	3,841
Avnet, Inc.	94	8,349
CDW Corp.	94	13,220
Ingram Micro Holding Corp.	8	220
TD SYNNEX Corp.	100	26,734
		52,364
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	12,756	3,691,076
Dell Technologies, Inc. - Class C	282	121,672
Hewlett Packard Enterprise Co.	1,128	50,884
HP, Inc.	846	18,561
NetApp, Inc.	188	29,095
Sandisk Corp. (b)	125	284,216
Seagate Technology Holdings PLC	188	181,420
Western Digital Corp.	301	192,255
		4,569,179
Total Information Technology		20,363,733

Materials - 2.0%
Aluminum - 0.0% (a)
Alcoa Corp.	188	9,802

Commodity Chemicals - 0.1%
Dow, Inc.	658	18,003

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
LyondellBasell Industries NV - Class A	188	$9,898
Olin Corp.	94	1,863
Westlake Corp.	14	1,022
		30,786
Construction Materials - 0.2%
CRH PLC	600	64,200
Martin Marietta Materials, Inc.	43	24,798
Vulcan Materials Co.	112	33,041
		122,039
Copper - 0.2%
Freeport-McMoRan, Inc.	1,222	76,852
Southern Copper Corp.	95	16,528
		93,380
Diversified Chemicals - 0.0% (a)
Huntsman Corp.	188	1,996

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	128	13,857
Corteva, Inc.	620	52,508
FMC Corp.	94	1,081
Mosaic Co.	282	5,976
		73,422
Gold Mining - 0.2%
Newmont Corp.	957	89,384

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	188	55,118
Linde PLC	402	208,614
		263,732
Metal, Glass & Plastic Containers - 0.0% (a)
Ball Corp.	282	17,597

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	539	23,366
International Paper Co.	470	17,907
Packaging Corp. of America	94	22,398
Smurfit Westrock PLC	443	20,493
		84,164
Specialty Chemicals - 0.4%
Albemarle Corp.	94	12,693
Celanese Corp.	94	4,324
DuPont de Nemours, Inc.	94	12,750
Eastman Chemical Co.	94	6,296
Ecolab, Inc.	243	67,702

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
International Flavors & Fragrances, Inc.	188	$14,893
PPG Industries, Inc.	188	22,803
Sherwin-Williams Co.	199	68,520
		209,981
Steel - 0.2%
Cleveland-Cliffs, Inc. (b)	470	4,413
Nucor Corp.	188	41,877
Reliance, Inc.	63	23,537
Steel Dynamics, Inc.	121	27,765
		97,592
Total Materials		1,093,875

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	282	37,983
Jones Lang LaSalle, Inc. (b)	34	10,538
Total Real Estate		48,521

Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp.	188	14,343
American Electric Power Co., Inc.	470	64,301
Constellation Energy Corp.	282	70,040
Duke Energy Corp.	658	83,290
Edison International	376	27,993
Entergy Corp.	376	43,187
Evergy, Inc.	188	16,249
Eversource Energy	282	20,380
Exelon Corp.	846	39,441
FirstEnergy Corp.	470	22,344
NextEra Energy, Inc.	1,841	161,585
NRG Energy, Inc.	188	27,459
PG&E Corp.	1,923	32,345
Pinnacle West Capital Corp.	94	10,058
PPL Corp.	658	23,918
Southern Co.	940	89,967
Xcel Energy, Inc.	564	45,289
		792,189
Gas Utilities - 0.1%
Atmos Energy Corp.	119	20,500
UGI Corp.	188	6,493
		26,993
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	658	9,646

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Vistra Corp.	282	$44,734
		54,380
Multi-Utilities - 0.6%
Ameren Corp.	229	25,886
CenterPoint Energy, Inc.	564	24,839
CMS Energy Corp.	282	21,573
Consolidated Edison, Inc.	392	43,367
Dominion Energy, Inc.	752	51,354
DTE Energy Co.	188	28,646
NiSource, Inc.	376	17,879
Public Service Enterprise Group, Inc.	470	38,145
Sempra	564	52,288
WEC Energy Group, Inc.	282	32,929
		336,906
Water Utilities - 0.0% (a)
American Water Works Co., Inc.	188	24,737
Total Utilities		1,235,205
TOTAL COMMON STOCKS (Cost $48,627,565)		53,975,840

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Financials - 0.0% (a)
Mortgage REITs - 0.0% (a)
Annaly Capital Management, Inc.	470	10,509

Real Estate - 1.6%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	282	50,642
Equinix, Inc.	83	86,518
		137,160
Health Care REITs - 0.4%
Alexandria Real Estate Equities, Inc.	188	9,936
Healthpeak Properties, Inc.	658	14,081
Ventas, Inc.	376	33,389
Welltower, Inc.	605	137,317
		194,723
Hotel & Resort REITs - 0.0% (a)
Host Hotels & Resorts, Inc.	564	13,372

Industrial REITs - 0.2%
Prologis, Inc.	846	114,608

Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	114	21,511
Equity Residential	282	19,156

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Mid-America Apartment Communities, Inc.	94	$13,060
		53,727
Office REITs - 0.0% (a)
BXP, Inc.	94	6,233

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	282	35,619
VICI Properties, Inc.	940	24,957
		60,576
Retail REITs - 0.2%
Kimco Realty Corp.	564	14,298
Realty Income Corp.	752	46,594
Simon Property Group, Inc.	282	63,069
		123,961
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	188	27,317
Public Storage	127	40,425
		67,742
Single-Family Residential REITs - 0.0% (a)
Invitation Homes, Inc.	470	14,199

Telecom Tower REITs - 0.2%
American Tower Corp.	393	64,283
Crown Castle, Inc.	376	28,474
		92,757
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	658	15,753
Total Real Estate		894,811
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $833,498)		905,320

RIGHTS - 0.0% (a)
Financials - 0.0% (a)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (b)(d)	158	—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.57% (e)	199,134	199,134
TOTAL MONEY MARKET FUNDS (Cost $199,134)		199,134

TOTAL INVESTMENTS - 100.0% (Cost $49,660,197)		$55,080,294
Other Assets in Excess of Liabilities - 0.0% (a)		24,791
TOTAL NET ASSETS - 100.0%		$55,105,085

The accompanying notes are an integral part of these financial statements.

RACWI US ETF
SCHEDULE OF INVESTMENTS
June 30, 2026
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
COMMON STOCKS - 95.0%
Communication Services - 6.8%
Advertising - 0.4%
Trade Desk, Inc. - Class A (a)	7,647	$138,258

Alternative Carriers - 1.5%
Iridium Communications, Inc.	4,725	259,166
Liberty Global Ltd. - Class A (a)	15,579	177,133
Lumen Technologies, Inc. (a)	20,408	156,734
		593,033
Cable & Satellite - 1.2%
Cable One, Inc. (a)	1,972	104,733
Liberty Broadband Corp. - Class C (a)	4,820	160,313
Sirius XM Holdings, Inc.	6,696	197,800
		462,846
Interactive Media & Services - 3.4%
Bumble, Inc. - Class A (a)	43,471	139,107
Match Group, Inc.	4,964	188,880
Pinterest, Inc. - Class A (a)	9,176	192,971
Snap, Inc. - Class A (a)	30,503	135,433
TripAdvisor, Inc. (a)	16,623	227,901
Trump Media & Technology Group Corp. (a)	19,716	152,602
Ziff Davis, Inc. (a)	4,050	212,099
ZoomInfo Technologies, Inc. (a)	28,864	84,572
		1,333,565
Wireless Telecommunication Services - 0.3%
Array Digital Infrastructure, Inc.	3,631	131,660
Total Communication Services		2,659,362

Consumer Discretionary - 20.6%
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	2,114	190,281

Apparel, Accessories & Luxury Goods - 2.7%
Capri Holdings Ltd. (a)	9,247	171,717
Carter's, Inc.	4,995	205,594
Columbia Sportswear Co.	2,961	183,049
PVH Corp.	1,973	146,515
Under Armour, Inc. - Class A (a)	28,681	183,272
VF Corp.	9,530	158,960
		1,049,107
Automobile Manufacturers - 0.9%
Lucid Group, Inc. (a)	29,099	194,672

The accompanying notes are an integral part of these financial statements.

1

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Thor Industries, Inc.	2,282	$171,515
		366,187
Automotive Retail - 1.7%
Advance Auto Parts, Inc.	3,031	188,589
CarMax, Inc. (a)	4,709	249,059
Valvoline, Inc. (a)	5,429	214,663
		652,311
Broadline Retail - 1.7%
Etsy, Inc. (a)	2,804	211,225
Kohl's Corp.	12,731	225,594
Macy's, Inc.	9,467	222,948
		659,767
Casinos & Gaming - 0.6%
MGM Resorts International (a)	4,633	221,504

Computer & Electronics Retail - 0.6%
Best Buy Co., Inc.	2,982	226,274

Distributors - 0.8%
LKQ Corp.	5,894	155,189
Pool Corp.	846	181,805
		336,994
Education Services - 1.2%
Bright Horizons Family Solutions, Inc. (a)	2,295	162,670
Grand Canyon Education, Inc. (a)	1,067	152,698
Stride, Inc. (a)	1,857	160,148
		475,516
Home Furnishings - 0.5%
Leggett & Platt, Inc.	16,596	194,339

Homefurnishing Retail - 0.6%
RH (a)	1,367	225,186

Hotels, Resorts & Cruise Lines - 0.6%
Marriott Vacations Worldwide Corp.	2,505	255,209

Household Appliances - 0.9%
Helen of Troy Ltd. (a)	7,793	226,543
Whirlpool Corp.	3,332	131,347
		357,890
Housewares & Specialties - 0.7%
Newell Brands, Inc.	45,658	280,340

The accompanying notes are an integral part of these financial statements.

2

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Leisure Products - 2.3%
Brunswick Corp.	2,271	$191,309
Hasbro, Inc.	1,882	155,434
Mattel, Inc. (a)	11,963	166,047
Polaris, Inc.	2,722	186,294
YETI Holdings, Inc. (a)	4,572	226,588
		925,672
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	7,551	184,697

Other Specialty Retail - 1.3%
Academy Sports & Outdoors, Inc.	3,379	159,252
Bath & Body Works, Inc.	9,280	214,647
Chewy, Inc. - Class A (a)	7,097	139,456
		513,355
Restaurants - 1.4%
Domino's Pizza, Inc.	532	157,493
Wendy's Co.	25,920	214,877
Wingstop, Inc.	1,100	190,751
		563,121
Specialized Consumer Services - 1.1%
Frontdoor, Inc. (a)	2,629	203,984
H&R Block, Inc.	5,686	216,523
		420,507
Total Consumer Discretionary		8,098,257

Consumer Staples - 7.7%
Brewers - 0.4%
Boston Beer Co., Inc. - Class A (a)	783	138,614

Distillers & Vintners - 0.5%
Brown-Forman Corp. - Class B	7,001	186,577

Food Retail - 0.5%
Sprouts Farmers Market, Inc. (a)	2,204	186,414

Household Products - 1.0%
Clorox Co.	1,871	178,568
Reynolds Consumer Products, Inc.	8,603	230,991
		409,559
Packaged Foods & Meats - 4.6%
Campbell's Co.	8,677	193,237
Conagra Brands, Inc.	12,572	169,219

The accompanying notes are an integral part of these financial statements.

3

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Flowers Foods, Inc.	19,912	$157,305
Freshpet, Inc. (a)	2,677	158,264
Hormel Foods Corp.	8,403	208,562
J M Smucker Co.	1,840	207,000
Lamb Weston Holdings, Inc.	4,142	178,852
Marzetti Co.	1,429	163,135
McCormick & Co., Inc.	3,548	178,890
Nomad Foods Ltd.	18,560	203,232
		1,817,696
Personal Care Products - 0.7%
BellRing Brands, Inc. (a)	10,135	131,147
Coty, Inc. - Class A (a)	73,335	158,403
		289,550
Total Consumer Staples		3,028,410

Energy - 1.2%
Oil & Gas Drilling - 0.3%
Patterson-UTI Energy, Inc.	14,763	135,524

Oil & Gas Exploration & Production - 0.4%
Murphy Oil Corp.	4,320	140,659

Oil & Gas Refining & Marketing - 0.5%
PBF Energy, Inc. - Class A	4,161	189,409
Total Energy		465,592

Financials - 6.1%
Asset Management & Custody Banks - 0.5%
Franklin Resources, Inc.	6,019	200,252

Consumer Finance - 1.6%
Ally Financial, Inc.	4,181	192,117
Bread Financial Holdings, Inc.	2,182	236,420
SLM Corp.	7,816	202,747
		631,284
Diversified Financial Services - 1.0%
Corebridge Financial, Inc.	6,551	187,555
Equitable Holdings, Inc.	4,275	187,587
		375,142
Financial Exchanges & Data - 0.8%
FactSet Research Systems, Inc.	789	181,533
MarketAxess Holdings, Inc.	1,148	130,286
		311,819

The accompanying notes are an integral part of these financial statements.

4

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Property & Casualty Insurance - 0.9%
Erie Indemnity Co. - Class A	824	$197,554
Fidelity National Financial, Inc.	3,449	162,655
		360,209
Transaction & Payment Processing Services - 1.3%
Euronet Worldwide, Inc. (a)	2,492	182,390
Marqeta, Inc. - Class A (a)	41,568	168,766
Western Union Co.	19,846	152,814
		503,970
Total Financials		2,382,676

Health Care - 18.4%
Biotechnology - 4.9%
ADMA Biologics, Inc. (a)	17,600	147,312
BioMarin Pharmaceutical, Inc. (a)	3,346	191,458
Denali Therapeutics, Inc. (a)	9,637	247,864
Immunovant, Inc. (a)	6,646	256,070
Intellia Therapeutics, Inc. (a)	13,383	226,440
Moderna, Inc. (a)	4,028	282,081
Sarepta Therapeutics, Inc. (a)	8,888	159,717
Viking Therapeutics, Inc. (a)	5,947	231,993
Vir Biotechnology, Inc. (a)	17,661	179,966
		1,922,901
Health Care Equipment - 3.5%
Baxter International, Inc.	10,257	218,679
Envista Holdings Corp. (a)	6,955	183,264
Inspire Medical Systems, Inc. (a)	3,213	143,332
Insulet Corp. (a)	1,048	159,558
Integra LifeSciences Holdings Corp. (a)	17,116	307,403
Omnicell, Inc. (a)	4,355	180,820
Teleflex, Inc.	1,456	184,563
		1,377,619
Health Care Facilities - 1.1%
Acadia Healthcare Co., Inc. (a)	6,967	205,736
Surgery Partners, Inc. (a)	12,858	216,014
		421,750
Health Care Services - 1.0%
Agilon Health, Inc. (a)	1	85
CorVel Corp. (a)	3,140	196,313
Option Care Health, Inc. (a)	9,104	190,911
		387,309
Health Care Supplies - 1.9%
Align Technology, Inc. (a)	1,025	172,877
Cooper Cos., Inc. (a)	2,868	205,664

The accompanying notes are an integral part of these financial statements.

5

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Dentsply Sirona, Inc.	15,353	$162,895
Merit Medical Systems, Inc. (a)	2,646	183,474
		724,910
Health Care Technology - 0.4%
Waystar Holding Corp. (a)	8,440	173,273

Life Sciences Tools & Services - 4.1%
Avantor, Inc. (a)	22,272	220,493
Azenta, Inc. (a)	7,342	187,368
Bio-Rad Laboratories, Inc. - Class A (a)	644	189,085
Charles River Laboratories International, Inc. (a)	1,080	244,933
Maravai LifeSciences Holdings, Inc. - Class A (a)	50,167	313,042
Revvity, Inc.	2,083	231,755
Sotera Health Co. (a)	11,898	211,189
		1,597,865
Managed Health Care - 0.5%
Molina Healthcare, Inc. (a)	927	212,005

Pharmaceuticals - 1.0%
Organon & Co.	13,993	189,465
Viatris, Inc.	12,075	191,751
		381,216
Total Health Care		7,198,848

Industrials - 9.4%
Building Products - 1.6%
Builders FirstSource, Inc. (a)	2,346	209,920
Carlisle Cos., Inc.	508	184,277
Trex Co., Inc. (a)	4,602	230,284
		624,481
Construction & Engineering - 0.6%
WillScot Holdings Corp.	7,968	229,957

Data Processing & Outsourced Services - 0.8%
Concentrix Corp.	7,574	169,695
Maximus, Inc.	2,830	152,141
		321,836
Electrical Components & Equipment - 1.4%
Atkore, Inc.	2,308	175,500
Plug Power, Inc. (a)	59,023	159,953
Sensata Technologies Holding PLC	4,332	206,810
		542,263
Human Resource & Employment Services - 2.3%
Alight, Inc. - Class A	218,036	122,100

The accompanying notes are an integral part of these financial statements.

6

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
ManpowerGroup, Inc.	5,960	$201,269
Paycom Software, Inc.	1,423	178,843
Robert Half, Inc.	6,780	208,146
TriNet Group, Inc.	3,941	195,040
		905,398
Industrial Machinery & Supplies & Components - 0.5%
Stanley Black & Decker, Inc.	2,308	217,229

Passenger Ground Transportation - 0.4%
Avis Budget Group, Inc. (a)	999	147,682

Research & Consulting Services - 1.8%
Booz Allen Hamilton Holding Corp.	2,320	140,754
Exponent, Inc.	2,697	158,476
Science Applications International Corp.	1,864	205,804
TransUnion	2,614	188,574
		693,608
Total Industrials		3,682,454

Information Technology - 19.1%
Application Software - 6.3%
ACI Worldwide, Inc. (a)	4,174	209,910
Bentley Systems, Inc. - Class B	5,530	165,292
BILL Holdings, Inc. (a)	4,747	171,652
BlackLine, Inc. (a)	5,930	166,455
CCC Intelligent Solutions Holdings, Inc. (a)	34,428	177,648
Docusign, Inc. (a)	3,923	174,260
Guidewire Software, Inc. (a)	1,304	160,457
HubSpot, Inc. (a)	814	148,563
NCR Voyix Corp. (a)	26,183	213,915
Nutanix, Inc. - Class A (a)	4,412	224,836
RingCentral, Inc. - Class A	4,485	174,825
SPS Commerce, Inc. (a)	3,215	183,802
Tyler Technologies, Inc. (a)	529	154,711
Workiva, Inc. (a)	3,373	163,624
		2,489,950
Electronic Equipment & Instruments - 1.1%
Badger Meter, Inc.	1,492	221,383
Zebra Technologies Corp. - Class A (a)	797	209,818
		431,201
Electronic Manufacturing Services - 0.5%
IPG Photonics Corp. (a)	1,559	182,902

The accompanying notes are an integral part of these financial statements.

7

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Internet Services & Infrastructure - 1.8%
Akamai Technologies, Inc. (a)	1,752	$207,104
GoDaddy, Inc. - Class A (a)	2,079	176,466
Okta, Inc. (a)	2,449	334,166
		717,736
IT Consulting & Other Services - 1.9%
DXC Technology Co. (a)	15,937	141,042
EPAM Systems, Inc. (a)	1,633	129,579
Everforth, Inc. (a)	8,550	152,789
Gartner, Inc. (a)	1,247	161,636
Kyndryl Holdings, Inc. (a)	13,054	147,641
		732,687
Semiconductor Materials & Equipment - 1.3%
Axcelis Technologies, Inc. (a)	1,297	245,717
Enphase Energy, Inc. (a)	5,473	269,490
		515,207
Semiconductors - 2.0%
Qorvo, Inc. (a)	1,915	178,612
Skyworks Solutions, Inc.	2,571	174,314
Synaptics, Inc. (a)	1,928	239,515
Universal Display Corp.	2,071	179,328
		771,769
Systems Software - 2.8%
Commvault Systems, Inc. (a)	1,824	258,515
Qualys, Inc. (a)	2,075	285,292
Tenable Holdings, Inc. (a)	8,636	318,496
Teradata Corp. (a)	6,846	237,214
		1,099,517
Technology Distributors - 0.8%
Insight Enterprises, Inc. (a)	2,475	301,455

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Holdings Corp.	80,179	250,960
Total Information Technology		7,493,384

Materials - 4.9%
Commodity Chemicals - 0.6%
Olin Corp.	6,334	125,540
Westlake Corp.	1,622	118,406
		243,946
Diversified Chemicals - 0.7%
Chemours Co.	6,694	137,361
Huntsman Corp.	12,554	133,324
		270,685

The accompanying notes are an integral part of these financial statements.

8

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Fertilizers & Agricultural Chemicals - 1.3%
FMC Corp.	11,730	$134,895
Mosaic Co.	7,959	168,651
Scotts Miracle-Gro Co.	2,955	201,265
		504,811
Paper & Plastic Packaging Products & Materials - 1.0%
Avery Dennison Corp.	1,100	178,585
Graphic Packaging Holding Co.	18,930	200,090
		378,675
Specialty Chemicals - 1.3%
Ashland, Inc.	3,387	223,169
Celanese Corp.	2,662	122,452
Eastman Chemical Co.	2,468	165,307
		510,928
Total Materials		1,909,045

Real Estate - 0.4%
Real Estate Services - 0.4%
CoStar Group, Inc. (a)	5,212	147,604

Utilities - 0.4%
Electric Utilities - 0.4%
Hawaiian Electric Industries, Inc. (a)	11,971	161,968
TOTAL COMMON STOCKS (Cost $36,191,113)		37,227,600

REAL ESTATE INVESTMENT TRUSTS - 4.9%
Real Estate - 4.9%
Health Care REITs - 0.6%
Alexandria Real Estate Equities, Inc.	4,453	235,341

Industrial REITs - 0.6%
Americold Realty Trust, Inc.	15,099	237,356

Multi-Family Residential REITs - 1.0%
Independence Realty Trust, Inc.	11,061	184,608
UDR, Inc.	4,964	198,163
		382,771
Office REITs - 2.7%
BXP, Inc.	3,166	209,938
Douglas Emmett, Inc.	16,689	196,930
Highwoods Properties, Inc.	7,421	223,817

The accompanying notes are an integral part of these financial statements.

9

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
June 30, 2026

	Shares	Value
Kilroy Realty Corp.	5,424	$203,237
SL Green Realty Corp.	4,368	226,132
		1,060,054
Total Real Estate		1,915,522
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,945,187)		1,915,522

RIGHTS - 0.0% (b)
Financials - 0.0%(b)
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	18,042	—

HealthCare - 0.0%(b)
Biotechnology - 0.0%(b)
Biogen, Inc., Expires 05/17/2027, Exercise Price $1.00 (a)(c)	9,383	—
TOTAL RIGHTS (Cost $0)		—

TOTAL INVESTMENTS - 99.9% (Cost $38,136,300)		$39,143,122
Other Assets in Excess of Liabilities - 0.1%		34,490
TOTAL NET ASSETS - 100.0%		$39,177,612

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

10

RAFI INDICES
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026

	RACWI US ETF	Research Affiliates Deletions ETF
ASSETS:
Investments, at value (See Note 2)	$55,080,294	$39,143,122
Dividends receivable	24,465	40,551
Dividend tax reclaims receivable	326	—
Total assets	55,105,085	39,183,673

LIABILITIES:
Payable to adviser (See Note 3)	—	6,020
Payable to custodian	—	41
Total liabilities	—	6,061
NET ASSETS	$55,105,085	$39,177,612

NET ASSETS CONSIST OF:
Paid-in capital	$49,495,202	$40,298,547
Total distributable earnings (accumulated losses)	5,609,883	(1,120,935)
Total net assets	$55,105,085	$39,177,612

Net assets	$55,105,085	$39,177,612
Shares issued and outstanding (unlimited shares authorized without par value)	1,880,000	1,210,000
Net asset value per share	$29.31	$32.38

COST:
Investments, at cost	$49,660,197	$38,136,300

The accompanying notes are an integral part of these financial statements.

1

RAFI INDICES

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2026

	RACWI US ETF (a)	Research Affiliates Deletions ETF
INVESTMENT INCOME:
Dividend income	$326,152	$580,104
Less: Issuance fees	(1)	(21)
Total investment income	326,151	580,083

EXPENSES:
Investment advisory fee (See Note 3)	39,293	137,412
Total expenses	39,293	137,412
Fee waiver from adviser (See Note 3)	(39,293)	(82,192)
Net expenses	—	55,220
NET INVESTMENT INCOME (LOSS)	326,151	524,863

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(69,190)	(1,317,253)
In-kind redemptions	—	8,745,327
Net realized gain (loss)	(69,190)	7,428,074

Net change in unrealized appreciation (depreciation) on:
Investments	5,420,097	2,499,214
Net change in unrealized appreciation (depreciation)	5,420,097	2,499,214
Net realized and unrealized gain (loss)	5,350,907	9,927,288
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,677,058	$10,452,151

(a) Inception date of the Fund was September 11, 2025.

The accompanying notes are an integral part of these financial statements.

2

RAFI INDICES

STATEMENT OF CHANGES IN NET ASSETS

	RACWI US ETF	Research Affiliates Deletions ETF
	Period ended June 30, 2026(a)	Year ended June 30, 2026	Period ended June 30, 2025(b)
OPERATIONS:
Net investment income (loss)	$326,151	$524,863	$520,190
Net realized gain (loss)	(69,190)	7,428,074	(794,716)
Net change in unrealized appreciation (depreciation)	5,420,097	2,499,214	(1,492,394)
Net increase (decrease) in net assets from operations	5,677,058	10,452,151	(1,766,920)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(67,175)	(524,861)	(520,190)
From return of capital	—	(19,374)	(271,857)
Total distributions to shareholders	(67,175)	(544,235)	(792,047)

CAPITAL TRANSACTIONS:
Shares sold	49,495,202	19,551,107	42,567,363
Shares redeemed	—	(21,985,186)	(8,304,862)
ETF transaction fees (See Note 1)	—	—	241
Net increase (decrease) in net assets from capital transactions	49,495,202	(2,434,079)	34,262,742

NET INCREASE (DECREASE) IN NET ASSETS	55,105,085	7,473,837	31,703,775

NET ASSETS:
Beginning of the period	—	31,703,775	—
End of the period	$55,105,085	$39,177,612	$31,703,775

SHARES TRANSACTIONS
Shares sold	1,880,000	640,000	1,660,000
Shares redeemed	—	(730,000)	(360,000)
Total increase (decrease) in shares outstanding	1,880,000	(90,000)	1,300,000

(a) Inception date of the Fund was September 11, 2025.
(b) Inception date of the Fund was September 9, 2024.
The accompanying notes are an integral part of these financial statements.

3

RAFI INDICES

FINANCIAL HIGHLIGHTS

RACWI US ETF

Period ended June 30, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.25

INVESTMENT OPERATIONS:
Net investment income (b)	0.27
Net realized and unrealized gain (loss) on investments (c)	3.86
Total from investment operations	4.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)
Total distributions	(0.07)

Net asset value, end of period	$29.31

TOTAL RETURN (d)	16.37%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,105
Ratio of expenses to average net assets:
Before expense waiver/recoupment (e)	0.15%
After expense waiver/recoupment (e)	—%
Ratio of net investment income (loss) to average net assets (e)	1.24%
Portfolio turnover rate (d)(f)	2%

(a)	Inception date of the Fund was September 11, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

4

RAFI INDICES

FINANCIAL HIGHLIGHTS (CONTINUED)

Research Affiliates Deletions ETF
	Year ended June 30, 2026	Period ended June 30, 2025(a)
PER SHARE DATA:

Net asset value, beginning of period	$24.39	$24.90

INVESTMENT OPERATIONS:
Net investment income (b)	0.41	0.38
Net realized and unrealized gain (loss) on investments (c)	8.01	(0.32)
Total from investment operations	8.42	0.06

LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.37)
Return of capital	(0.02)	(0.20)
Total distributions	(0.43)	(0.57)

ETF transaction fees per share	—	0.00 (d)
Net asset value, end of period	$32.38	$24.39

TOTAL RETURN (e)	34.81%	0.18%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,178	$31,704
Ratio of expenses to average net assets:
Before expense waiver/recoupment (f)	0.39%	0.39%
After expense waiver/recoupment (f)	0.16%	0.09%
Ratio of net investment income (loss) to average net assets (f)	1.49%	1.90%
Portfolio turnover rate (e)(g)	59%	48%

(a)	Inception date of the Fund was September 9, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2026

NOTE 1 – ORGANIZATION

RACWI US ETF (“RAUS”) and Research Affiliates Deletions ETF (“NIXT”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	ETF Listing Date	Creation Unit Size	Listing Exchange	Diversification classification
RAUS	September 11, 2025	20,000	The Nasdaq Stock Market LLC	Non-diversified
NIXT	September 9, 2024	10,000	The Nasdaq Stock Market LLC	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
RAUS	seeks to track the total return performance, before fees and expenses, of the RACWI US Index.
NIXT	seeks to track the total return performance, before fees and expenses, of the Research Affiliates Deletions Index.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for the Funds is June 30, 2026, and the period covered by these Notes to Financial Statements is from July 1, 2025 to June 30, 2026 for NIXT and September 11, 2025 to June 30, 2026 for RAUS (the “Current Fiscal Period”).

6

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Funds’ investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
RAUS
Investments:
Common Stocks	$53,975,840	$—	$—	$53,975,840
Real Estate Investment Trusts	905,320	—	—	905,320
Rights	—	—	0(b)	0(b)
Money Market Funds	199,134	—	—	199,134
Total Investments	$55,080,294	$—	$ 0(b)	$55,080,294

NIXT
Investments:
Common Stocks	$37,227,600	$—	$—	$37,227,600
Real Estate Investment Trusts	1,915,522	—	—	1,915,522
Rights	—	—	0(b)	0(b)
Total Investments	$39,143,122	$—	$ 0(b)	$39,143,122

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the Current Fiscal Period for the Fund.

(b)	Amount is less than $0.50.

During the Current Fiscal Period, the Funds recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

8

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after
9

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for RAUS are declared and paid on an annual basis, whereas distributions to shareholders from net investment income for NIXT are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the Current Fiscal Period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
RAUS	$—	$—
NIXT	(8,722,697)	8,722,697

10

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

K.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to each Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

RAUS	0.15%
NIXT	0.39%

As of November 1, 2025, the Adviser has contractually agreed to reduce its management fee from 0.39% to 0.19% of NIXT’s average daily net assets (the “NIXT Fee Waiver Agreement”). The NIXT Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until October 31, 2026 unless terminated sooner by the Trustees. For the fiscal period ended June 30, 2026, the Adviser waived $82,192 of its advisory fee. Prior to November 1, 2025, the contractually agreed management fee waiver reduced the management fee from 0.39% to 0.09%.

The Adviser has contractually agreed to reduce its management fee from 0.15% to 0.00% of the RAUS’s average daily net assets (the “RAUS” Fee Waiver Agreement”). The RAUS Fee Waiver Agreement does not provide for recoupment of waived management fees and it will remain in place until October 31, 2026 unless terminated sooner by the Trustees. For the fiscal period ended June 30, 2026, the Adviser waived $39,293 of its advisory fee.

Research Affiliates, LLC (“Research Affiliates, LLC” or the “Sub-Adviser”), serves as an investment sub-adviser to RAUS. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for RAUS, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

11

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
RAUS	$2,789,385	$548,382
NIXT	20,583,000	20,587,753

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
RAUS	$47,293,164	$—
NIXT	19,214,570	21,549,663

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	RAUS	NIXT
Tax cost of Investments	$49,662,087	$38,192,424
Gross tax unrealized appreciation	7,728,122	4,710,271
Gross tax unrealized depreciation	(2,309,915)	(3,759,573)
Net tax unrealized appreciation (depreciation)	$5,418,207	$950,698
Undistributed ordinary income	258,976	—
Undistributed long-term gain	—	—
Total distributable earnings	258,976	—
Other accumulated gain (loss)	(67,300)	(2,071,633)
Total accumulated gain (loss)	$5,609,883	$(1,120,935)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period, the Funds did not defer any post-October capital or late-year losses.

For the Current Fiscal Period, each fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
RAUS	$(67,300)	$—
NIXT	(824,976)	(1,246,657)

12

RAFI INDICES

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2026

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal period ended June 30, 2025, were as follows:

	Current Fiscal Period		Fiscal Period Ended June 30, 2025
	Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
RAUS(a)	$67,175	$—	N/A	N/A
NIXT(b)	$524,861	$19,374	$520,190	$271,857
(a) Inception date of the Fund was September 11, 2025.
(b) Inception date of the Fund was September 9, 2024.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Subsequent to the Current Fiscal Period, Research Affiliates, LLC, a sub-adviser to RAUS, changed its name to Syzygy Asset Management.
13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
RACWI US ETF,
Research Affiliates Deletions ETF and
The Board of Trustees of EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of RACWI US ETF and Research Affiliates Deletions ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of June 30, 2026, and with respect to RACWI US ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period of September 11, 2025 (commencement of operations) to June 30, 2026, and with respect to Research Affiliates Deletions ETF, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets and the financial highlights for the year ended June 30, 2026 and the period September 9, 2024 (commencement of operations) to June 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2026, the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 27, 2026

14

RAFI INDICES

FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

RAUS	93.80%
NIXT	98.03%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period, were as follows:

RAUS	90.89%
NIXT	96.46%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for each of the Funds was as follows:

RAUS	0.00%
NIXT	0.00%
15

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Research Affiliates Deletions ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5, 2026 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Research Affiliates Deletions ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) (the “Agreement”) for an additional annual term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreement. In connection with considering the approval of the Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreement, the Board considered and reviewed information provided by the Adviser and the index provider at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of the Adviser’s personnel, the experience of the portfolio management trading team, and the adequacy of the Adviser’s resources to perform the services provided under the Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities.
Performance. The Board compared the Fund’s performance for periods ended March 31, 2026 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser has consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-year and since inception periods, the Fund outperformed the average of its highly suitable peer group.
Comparative Fees and Expenses. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses.
The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s highly suitable peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the

Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by the Adviser in connection with providing its services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser.
Other Benefits. The Board further considered the extent to which the Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory fee does not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the Agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 28, 2026